Trade accounts receivable (Tables)	6 Months Ended
Jun. 30, 2019
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	June 30,		December 31,
	2019		2018

		thereof credit-impaired		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.710.930	440.568	3.455.721	325.240
thereof finance lease receivables	50.391	-	28.726	-
less allowances	(130.650)	(94.503)	(118.015)	(85.775)
Trade accounts and other receivables	3.580.280	346.065	3.337.706	239.465